Investment Objectives and Goals	Feb. 25, 2026
T. Rowe Price Spectrum Diversified Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation and growth of income with current income a secondary objective.
T. Rowe Price Spectrum Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks a high level of current income with moderate share price fluctuation.
T. Rowe Price Spectrum International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.